                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-09597

                        LORD ABBETT LARGE-CAP GROWTH FUND
                        ---------------------------------
               (Exact name of Registrant as specified in charter)

                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)

           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------

Date of fiscal year end: 7/31

Date of reporting period: 7/31/2005

ITEM 1:         REPORT TO SHAREHOLDERS.

[LORD ABBETT LOGO]

 2005
 ANNUAL
   REPORT

 LORD ABBETT
    LARGE-CAP GROWTH FUND


FOR THE FISCAL YEAR ENDED JULY 31, 2005

LORD ABBETT LARGE-CAP GROWTH FUND
ANNUAL REPORT
FOR THE FISCAL YEAR ENDED JULY 31, 2005

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of Lord Abbett Large-Cap Growth Fund's strategies and performance for the fiscal year ended July 31, 2005. On this and the following pages, we discuss the major factors that influenced performance.

     Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE FISCAL YEAR ENDED JULY 31,
2005?

A: After slowing during a 2004 summer "soft patch," the economy regained some traction in fourth quarter 2004. The S&P 500(R) Index(1) gained 1.5 percent in October, 4.1 percent in November, and 3.4 percent in December. For 2004 as a whole, the S&P 500 Index reported a gain of 10.9 percent.

     After a strong finish to calendar 2004, the broad stock indexes stumbled out of the gate in early 2005. The S&P 500 Index declined 2.4 percent in January. By the end of first quarter calendar 2005, the S&P 500 Index had declined 2.2 percent, largely reflecting investors' concerns that rising oil and gas prices would hurt economic growth by cutting into corporate profits and dampening consumer spending. Even with an agreement among members of the Organization of Petroleum Exporting Countries (OPEC) to increase oil production, crude oil prices climbed to over $57 per barrel. Although investor optimism waned in April as energy prices soared and the stock market relinquished some of its previous gains, economic trends again turned more positive in May and June. The stock market rose in May and remained unchanged in June. In July, the total return for the S&P 500 Index was 3.7 percent.

     Of greatest note, the Federal Reserve Board (the Fed) continued its measured pace of interest rate hikes, raising the fed funds rate eight consecutive times in quarter-point increments by the end of the fiscal year, from 1.25 percent to 3.25 percent. (The fed funds rate is the interest rate charged by banks with excess reserves at a Federal Reserve Board district bank to other banks needing overnight loans to meet reserve requirements.)

     Employment numbers started to improve in fourth quarter calendar 2004. By January 2005, employment had risen by 146,000 jobs, and the unemployment rate had decreased to 5.2 percent. The unemployment rate remained essentially unchanged at 5.1 percent through May, except for a small uptick to 5.4 percent in

February. In June, the unemployment rate declined 5.0 percent and remained unchanged in July.

     Throughout the fiscal year, residential housing demand surged on continued low mortgage rates. In the final quarter of 2004, the Consumer Price Index (CPI) increased 0.5 percent in October and 0.1 percent in November, followed by a decrease of 0.4 percent in December. (The CPI is a commonly used measure of inflation, which reflects changes in the prices paid by urban consumers for a representative basket of goods and services.) By April 2005, the CPI showed a slight upward bias. In May, the CPI decreased slightly, but then trended up again in June and July.

     Consumer confidence, as measured by the Consumer Confidence Index (CCI), declined between July and November 2004, before returning to July levels again in January 2005. (Based on a representative sample of 5,000 households, the CCI measures consumer confidence about current business, employment, and economic conditions, as well as their expectations for the next six months.) However, in February, March, and April, the CCI declined. This downward trend was interrupted by CCI increases in May and June, followed by a dip in July.

Q: HOW DID THE FUND PERFORM OVER THE FISCAL YEAR ENDED JULY 31, 2005?

A: The fund returned 12.3 percent, reflecting performance at the net asset value
(NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the Russell 1000(R) Growth Index,(2) which returned 13.0 percent over the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE AT THE MAXIMUM 5.75 PERCENT SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS AS OF JULY 31, 2005, ARE: 1 YEAR: 5.92 PERCENT, 5 YEARS: -14.23 PERCENT, AND SINCE INCEPTION (DECEMBER 30, 1999): -13.14 PERCENT. Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1 percent if the shares are redeemed within 12 months of the purchase. During certain periods, certain expenses of the fund have been reimbursed by Lord Abbett; without such reimbursement of expenses, the fund's returns would have been lower.

     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The largest detractor to the fund's performance relative to the benchmark was stock selection within the financial services sector. The portfolio's position within this sector also detracted from performance, albeit to a lesser extent, as the sector categorically generated a negative return. Most of the weakness in terms of stock selection was the result of the performance of American International Group, Inc. (no longer held in the portfolio), an insurance company, followed by that of Fannie Mae (no longer held in the portfolio), a U.S. government agency holding. The portfolio has decreased its exposure to this sector as a result of anticipated margin pressure from rising short-term rates and has been de-emphasizing stocks of banks, particularly those of money center banks.

     A combination of factors detracted from fund performance relative to the benchmark within the producer durables sector. They include early profit taking in homebuilder stocks at the end of first quarter calendar 2005, as the group collectively continued to generate favorable relative returns into second quarter calendar 2005. The portfolio's overweight positions in other categories of the sector, namely production technology companies, also detracted from fund performance relative to the benchmark within the reporting period. Although the fund's portfolio had boosted its exposure to producer durables during the fiscal year, as of the end of the fiscal year, it has trimmed back its exposure from first quarter calendar 2005.

     Strong stock selection in the healthcare sector was the greatest positive contributor to performance relative to the benchmark. The best-performing sector holding was UnitedHealth Group Inc. (1.43 percent of portfolio weighting), an HMO, followed by two biotechnology companies, Genzyme Corp. (2.85 percent of portfolio weighting) and Genentech, Inc. (2.45 percent of portfolio weighting).

     Favorable stock selection within the consumer staples sector was the second-largest positive contributor to performance relative to the benchmark. The portfolio's best-performing holding in this sector was Whole Foods Market, Inc. (2.24 percent of portfolio weighting), a supermarket chain.

     Over the fiscal year, the portfolio built significant positions in healthcare, currently the largest overweight position in the portfolio relative to the benchmark. However, many of the portfolio's positions in large-cap pharmaceuticals were sold, predominantly owing to deteriorating fundamentals. Conversely, the portfolio increased its investment in biotechnology and medical products, where many companies have been exhibiting strong sales growth, while focusing on healthcare services stocks, particularly HMOs. The portfolio's exposure to technology stocks also was increased, as select stocks offered stronger investment potential, particularly in the consumer PC and handset areas.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

     A PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT A FUND, INCLUDING ITS INVESTMENT OBJECTIVES, RISKS, CHARGES, AND ONGOING EXPENSES, THAT YOU SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT OUR WEBSITE AT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The S&P 500(R) Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

(2) The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of the fund's management and the portfolio holdings described in this report are as of July 31, 2005; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the fund, please see the fund's prospectus.

PERFORMANCE: BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the fund's prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 1000(R) Growth Index (the "Index"), assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been reimbursed by Lord Abbett; without such reimbursement of expenses, the Fund's returns would have been lower. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

            THE FUND (CLASS A SHARES)      THE FUND (CLASS A SHARES)     RUSSELL 1000(R)
                AT NET ASSET VALUE       AT MAXIMUM OFFERING PRICE(1)    GROWTH INDEX(2)
Dec 30, 99          $  10,000                        $  9,425               $  10,000
Jul-2000            $   9,814                        $  9,250               $  10,005
2001                $   5,892                        $  5,554               $   6,497
2002                $   3,742                        $  3,527               $   4,629
2003                $   4,105                        $  3,869               $   5,168
2004                $   4,301                        $  4,053               $   5,608
2005                $   4,831                        $  4,554               $   6,339

                AVERAGE ANNUAL TOTAL RETURN AT MAXIMUM APPLICABLE
                SALES CHARGE FOR THE PERIODS ENDED JULY 31, 2005

                              1 YEAR        5 YEARS      LIFE OF CLASS
               CLASS A(3)      5.92%        -14.23%         -13.14%
               CLASS B(4)      7.83%        -13.92%         -12.92%
               CLASS C(5)     11.61%        -13.78%         -12.79%
               CLASS P(6)     12.47%        -13.02%         -12.09%
               CLASS Y(7)     12.85%        -13.20%         -12.24%

(1) Reflects the deduction of the maximum initial sales charge of 5.75%.

(2) Performance of the unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of the index is not necessarily representative of the Fund's performance.

(3) The Class A shares were first offered to the public on December 30, 1999. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended July 31, 2005, is calculated using the SEC-required uniform method to compute such return.

(4) Class B shares were first offered on December 30, 1999. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and the life of the class.

(5) Class C shares were first offered on December 30, 1999. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

(6) Class P shares were first offered on December 30, 1999. Performance is at net asset value.

(7) Class Y shares were first offered on December 30, 1999. Performance is at net asset value.

EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2005 through July 31, 2005).

ACTUAL EXPENSES

     For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 2/1/05 - 7/31/05" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                           BEGINNING      ENDING       EXPENSES
                                            ACCOUNT       ACCOUNT    PAID DURING
                                             VALUE         VALUE        PERIOD+
                                           ---------      -------    -----------
                                                                       2/1/05 -
                                             2/1/05       7/31/05       7/31/05
                                           ---------      -------    -----------
CLASS A
Actual                                     $ 1,000.00   $ 1,072.30     $   7.71
Hypothetical (5% Return Before Expenses)   $ 1,000.00   $ 1,017.36     $   7.50
CLASS B
Actual                                     $ 1,000.00   $ 1,070.50     $  11.04
Hypothetical (5% Return Before Expenses)   $ 1,000.00   $ 1,014.13     $  10.74
CLASS C
Actual                                     $ 1,000.00   $ 1,068.40     $  11.03
Hypothetical (5% Return Before Expenses)   $ 1,000.00   $ 1,014.13     $  10.74
CLASS P
Actual                                     $ 1,000.00   $ 1,073.90     $   8.23
Hypothetical (5% Return Before Expenses)   $ 1,000.00   $ 1,016.86     $   8.00
CLASS Y
Actual                                     $ 1,000.00   $ 1,076.90     $   5.92
Hypothetical (5% Return Before Expenses)   $ 1,000.00   $ 1,019.09     $   5.76

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.50% for Class A, 2.15% for Classes B and C, 1.60% for Class P and 1.15% for Class Y) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
JULY 31, 2005

SECTOR+                       %*
Consumer Discretionary      19.29%
Consumer Staples             9.86%
Financial Services           4.68%
Healthcare                  30.21%
Integrated Oils              0.97%
Other                        2.12%
Other Energy                 5.94%
Short-Term Investment        1.71%
Technology                  25.22%
Total                      100.00%

*    Represents percent of total investments.
+    A sector may comprise several industries.

SCHEDULE OF INVESTMENTS
JULY 31, 2005

                                                                        VALUE
INVESTMENTS                                               SHARES        (000)
-----------------------------------------------------------------------------
COMMON STOCKS 99.42%

BEVERAGE: SOFT DRINKS 2.84%
PepsiCo, Inc.                                             72,600   $    3,959
                                                                   ----------

BIOTECHNOLOGY RESEARCH & PRODUCTION 12.20%
Amgen, Inc.*                                              18,000        1,436
Celgene Corp.*                                            75,600        3,617
Charles River
Laboratories Int'l., Inc.*                                59,900        2,917
Genentech, Inc.*                                          38,600        3,448
Genzyme Corp.*                                            54,000        4,018
ImClone Systems, Inc.*                                    45,000        1,562
                                                                   ----------
TOTAL                                                                  16,998
                                                                   ----------

COMMUNICATIONS TECHNOLOGY 7.50%
Corning, Inc.*                                           294,000        5,601
Juniper Networks, Inc.*                                   54,500        1,307
Motorola, Inc.                                            68,000        1,440
QUALCOMM, Inc.                                            18,000          711
Scientific-Atlanta, Inc.                                  36,000        1,386
                                                                   ----------
TOTAL                                                                  10,445
                                                                   ----------

COMPUTER SERVICES SOFTWARE & SYSTEMS 5.87%
Adobe System, Inc.                                        78,200        2,318
Autodesk, Inc.                                            43,500        1,487
Infosys Technologies
Ltd. ADR                                                  29,000        2,064
Microsoft Corp.                                           52,000        1,332
SAP AG ADR                                                23,000          985
                                                                   ----------
TOTAL                                                                   8,186
                                                                   ----------

COMPUTER TECHNOLOGY 2.09%
Dell Inc.*                                                71,767        2,905
                                                                   ----------

CONSUMER ELECTRONICS 3.59%
Google Inc. Class A*                                       7,950        2,288
Yahoo! Inc.*                                              81,500        2,717
                                                                   ----------
TOTAL                                                                   5,005
                                                                   ----------

CONSUMER PRODUCTS 1.09%
Gillette Co. (The)                                        28,300   $    1,519
                                                                   ----------

DIVERSIFIED FINANCIAL SERVICES 3.47%
American Express Co.                                      45,626        2,509
Citigroup Inc.                                            53,600        2,332
                                                                   ----------
TOTAL                                                                   4,841
                                                                   ----------

DRUG & GROCERY STORE CHAINS 4.72%
Walgreen Co.                                              71,500        3,422
Whole Foods Market,
Inc.                                                      23,100        3,153
                                                                   ----------
TOTAL                                                                   6,575
                                                                   ----------

DRUGS & PHARMACEUTICALS 4.65%
Gilead Sciences, Inc.*                                    61,000        2,733
Roche Holdings Ltd. ADR                                   16,000        1,091
Wyeth                                                     58,020        2,654
                                                                   ----------
TOTAL                                                                   6,478
                                                                   ----------

ELECTRONICS: MEDICAL SYSTEMS 2.22%
Medtronic, Inc.                                           57,350        3,094
                                                                   ----------

ELECTRONICS: SEMI-CONDUCTORS/
COMPONENTS 10.06%
Broadcom Corp. Class A*                                   63,700        2,725
Intel Corp.                                              187,849        5,098
Marvell Technology
Group Ltd.*(a)                                            84,400        3,687
Texas Instruments Inc.                                    79,000        2,509
                                                                   ----------
TOTAL                                                                  14,019
                                                                   ----------

HEALTH & PERSONAL CARE 2.89%
WellPoint, Inc.*                                          57,000        4,032
                                                                   ----------

HEALTHCARE MANAGEMENT SERVICES 3.52%
PacifiCare Health Systems,
Inc.*                                                     38,000        2,896
UnitedHealth Group Inc.                                   38,440        2,010
                                                                   ----------
TOTAL                                                                   4,906
                                                                   ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
JULY 31, 2005

                                                                        VALUE
INVESTMENTS                                               SHARES        (000)
-----------------------------------------------------------------------------
HOTEL/MOTEL 0.99%
Starwood Hotels &
Resorts Worldwide, Inc.                                   21,700   $    1,374
                                                                   ----------

MACHINERY: OIL WELL EQUIPMENT &
SERVICES 6.01%
Halliburton Co.                                           65,500        3,671
Schlumberger Ltd.(a)                                      38,600        3,232
Weatherford Int'l. Ltd.*                                  23,300        1,475
                                                                   ----------
TOTAL                                                                   8,378
                                                                   ----------

MEDICAL & DENTAL INSTRUMENTS &
SUPPLIES 5.07%
Alcon, Inc.(a)                                            21,500        2,463
St. Jude Medical, Inc.*                                   97,100        4,603
                                                                   ----------
TOTAL                                                                   7,066
                                                                   ----------

MULTI-SECTOR COMPANIES 2.15%
General Electric Co.                                      86,818        2,995
                                                                   ----------

OIL: INTEGRATED INTERNATIONAL 0.98%
Exxon Mobil Corp.                                         23,200        1,363
                                                                   ----------

RESTAURANTS 4.22%
Cheesecake Factory
Inc. (The)*                                               86,000        3,075
Darden Restaurants, Inc.                                  81,000        2,811
                                                                   ----------
TOTAL                                                                   5,886
                                                                   ----------

RETAIL 7.04%
Abercrombie & Fitch Co.                                   14,000        1,009
Chico's FAS, Inc.*                                        18,000          722
Kohl's Corp.*                                             29,000        1,634
Lowe's Cos., Inc.                                         30,900        2,046
Nordstrom, Inc.                                           24,000          888
Target Corp.                                              59,800        3,514
                                                                   ----------
TOTAL                                                                   9,813
                                                                   ----------

SECURITIES BROKERAGE & SERVICES 1.26%
Lehman Brothers
Holdings Inc.                                             16,684        1,754
                                                                   ----------

SHOES 1.58%
NIKE, Inc. Class B                                        26,200   $    2,196
                                                                   ----------

SOAPS & HOUSEHOLD CHEMICALS 2.41%
Colgate-Palmolive Co.                                     32,700        1,731
Procter & Gamble Co. (The)                                29,316        1,631
                                                                   ----------
TOTAL                                                                   3,362
                                                                   ----------

TEXTILES APPAREL MANUFACTURERS 1.00%
Coach, Inc.*                                              39,600        1,390
                                                                   ----------
TOTAL COMMON STOCKS
(cost $123,261,110)                                                   138,539
                                                                   ==========

                                                       PRINCIPAL
                                                          AMOUNT
                                                           (000)
                                                       ---------
SHORT-TERM INVESTMENT 1.73%

REPURCHASE AGREEMENT 1.73%

Repurchase Agreement
dated 7/29/2005,
2.66% due 8/1/2005
with State Street
Bank & Trust Co.
collateralized by
$2,475,000 of Federal
Home Loan Bank at
3.75% due 1/16/2007;
value: $2,465,719;
proceeds: $2,414,731
(cost $2,414,196)                                      $   2,414        2,414
                                                                   ----------
TOTAL INVESTMENTS IN SECURITIES 101.15%
(cost $125,675,306)                                                   140,953
                                                                   ==========
LIABILITIES IN EXCESS OF
OTHER ASSETS (1.15%)                                                   (1,603)
                                                                   ----------
NET ASSETS 100.00%                                                 $  139,350
                                                                   ==========

  *  Non-income producing security.
(a)  Foreign security traded in U.S. dollars.
ADR  American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2005

ASSETS:
Investment in securities, at value (cost $125,675,306)                   $   140,953,013
Receivables:
   Interest and dividends                                                         55,215
   Investment securities sold                                                    955,866
   Capital shares sold                                                           419,301
   From advisor (See Note 3)                                                      61,697
Prepaid expenses and other assets                                                 40,086
----------------------------------------------------------------------------------------
TOTAL ASSETS                                                                 142,485,178
----------------------------------------------------------------------------------------
LIABILITIES:
Payables:
   Investment securities purchased                                             2,557,064
   Capital shares reacquired                                                     169,407
   Management fee                                                                 89,329
   12b-1 distribution fees                                                        90,446
   Fund administration                                                             9,493
   Trustees' fees                                                                 13,906
   To affiliate                                                                    4,422
Accrued expenses and other liabilities                                           201,467
----------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                              3,135,534
========================================================================================
NET ASSETS                                                               $   139,349,644
========================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                          $   194,798,824
Accumulated net investment loss                                                  (13,906)
Accumulated net realized loss on investments                                 (70,712,981)
Net unrealized appreciation on investments                                    15,277,707
----------------------------------------------------------------------------------------
NET ASSETS                                                               $   139,349,644
========================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                           $    88,881,898
Class B Shares                                                           $    25,923,744
Class C Shares                                                           $    22,867,145
Class P Shares                                                           $           585
Class Y Shares                                                           $     1,676,272
OUTSTANDING SHARES BY CLASS
  (UNLIMITED NUMBER OF AUTHORIZED SHARES OF BENEFICIAL INTEREST):
Class A Shares                                                                17,130,913
Class B Shares                                                                 5,177,688
Class C Shares                                                                 4,570,657
Class P Shares                                                                    111.85
Class Y Shares                                                                   323,785
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                           $          5.19
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 5.75%)                           $          5.51
Class B Shares-Net asset value                                           $          5.01
Class C Shares-Net asset value                                           $          5.00
Class P Shares-Net asset value                                           $          5.23
Class Y Shares-Net asset value                                           $          5.18

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2005

INVESTMENT INCOME:
Dividends                                                                $     1,685,945
Interest and other                                                                55,996
Foreign withholding tax                                                           (3,057)
----------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                        1,738,884
----------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                                   931,641
12b-1 distribution plan-Class A                                                  291,726
12b-1 distribution plan-Class B                                                  224,682
12b-1 distribution plan-Class C                                                  192,362
12b-1 distribution plan-Class P                                                        4
Shareholder servicing                                                            683,150
Professional                                                                      50,234
Reports to shareholders                                                           71,132
Fund administration                                                               49,688
Custody                                                                           14,940
Trustees' fees                                                                     6,968
Registration                                                                      35,655
Subsidy (See Note 3)                                                               4,422
Other                                                                              4,709
----------------------------------------------------------------------------------------
Gross expenses                                                                 2,561,313
  Expense reductions (See Note 7)                                                 (1,701)
  Expenses assumed by advisor (See Note 3)                                      (240,261)
----------------------------------------------------------------------------------------
NET EXPENSES                                                                   2,319,351
----------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                             (580,467)
========================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments                                       (1,747,248)
Net change in unrealized appreciation (depreciation) on investments           17,079,340
========================================================================================
NET REALIZED AND UNREALIZED GAIN                                              15,332,092
========================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $    14,751,625
========================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      FOR THE YEAR ENDED    FOR THE YEAR ENDED
INCREASE IN NET ASSETS                                                     JULY 31, 2005         JULY 31, 2004
OPERATIONS:
Net investment loss                                                      $      (580,467)      $    (1,290,667)
Net realized gain (loss) on investments                                       (1,747,248)            2,602,957
Net change in unrealized appreciation (depreciation) on investments           17,079,340             2,006,834
--------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          14,751,625             3,319,124
==============================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                             40,463,746            47,030,203
Cost of shares reacquired                                                    (32,361,125)          (25,034,632)
--------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS                                              8,102,621            21,995,571
==============================================================================================================
NET INCREASE IN NET ASSETS                                                    22,854,246            25,314,695
==============================================================================================================
NET ASSETS:
Beginning of year                                                            116,495,398            91,180,703
--------------------------------------------------------------------------------------------------------------
END OF YEAR                                                              $   139,349,644       $   116,495,398
==============================================================================================================
ACCUMULATED NET INVESTMENT LOSS                                          $       (13,906)      $        (8,599)
==============================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                                           YEAR ENDED 7/31
                                                                    -------------------------------------------------------------
                                                                      2005          2004         2003         2002         2001
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                                  $    4.62    $    4.41    $    4.02    $    6.33    $   10.57
                                                                    =========    =========    =========    =========    =========
Investment operations:
  Net investment loss(a)                                                 (.01)        (.05)        (.04)        (.07)        (.08)
  Net realized and unrealized gain (loss)                                 .58          .26          .43        (2.24)       (4.14)
                                                                    ---------    ---------    ---------    ---------    ---------
    Total from investment operations                                      .57          .21          .39        (2.31)       (4.22)
                                                                    ---------    ---------    ---------    ---------    ---------

Distributions to shareholders from:
  Net realized gain                                                         -            -            -            -         (.02)
                                                                    ---------    ---------    ---------    ---------    ---------
    Total distributions                                                     -            -            -            -         (.02)
                                                                    ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF YEAR                                        $    5.19    $    4.62    $    4.41    $    4.02    $    6.33
                                                                    =========    =========    =========    =========    =========

Total Return(b)                                                         12.34%        4.76%        9.70%      (36.49)%    ( 39.96)%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses assumed                                      1.65%        1.90%        2.06%        2.02%        1.68%
  Expenses, excluding expense
    reductions and expenses assumed                                      1.85%        1.90%        2.06%        2.02%        1.69%
  Net investment loss                                                    (.25)%       (.98)%      (1.06)%      (1.29)%      (1.01)%

                                                                                           YEAR ENDED 7/31
                                                                    -------------------------------------------------------------
SUPPLEMENTAL DATA:                                                    2005          2004         2003         2002         2001
---------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                                     $  88,882    $  79,114    $  65,178    $  56,665    $  78,064
  Portfolio turnover rate                                              103.08%       28.15%       47.02%       42.08%       36.53%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                           YEAR ENDED 7/31
                                                                    -------------------------------------------------------------
                                                                      2005          2004         2003         2002         2001
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                                  $    4.48    $    4.31    $    3.95    $    6.26    $   10.51
                                                                    =========    =========    =========    =========    =========
Investment operations:
  Net investment loss(a)                                                 (.04)        (.07)        (.07)        (.10)        (.13)
  Net realized and unrealized gain (loss)                                 .57          .24          .43        (2.21)       (4.10)
                                                                    ---------    ---------    ---------    ---------    ---------
    Total from investment operations                                      .53          .17          .36        (2.31)       (4.23)
                                                                    ---------    ---------    ---------    ---------    ---------

Distributions to shareholders from:
  Net realized gain                                                         -            -            -            -         (.02)
                                                                    ---------    ---------    ---------    ---------    ---------
    Total distributions                                                     -            -            -            -         (.02)
                                                                    ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF YEAR                                        $    5.01    $    4.48    $    4.31    $    3.95    $    6.26
                                                                    =========    =========    =========    =========    =========

Total Return(b)                                                         11.83%        3.94%        9.11%      (36.90)%     (40.34)%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses assumed                                      2.29%        2.52%        2.67%        2.63%        2.29%
  Expenses, excluding expense
    reductions and expenses assumed                                      2.49%        2.52%        2.67%        2.63%        2.30%
  Net investment loss                                                    (.90)%      (1.60)%      (1.67)%      (1.92)%      (1.64)%

                                                                                           YEAR ENDED 7/31
                                                                    -------------------------------------------------------------
SUPPLEMENTAL DATA:                                                    2005          2004         2003         2002         2001
---------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                                     $  25,924    $  20,731    $  15,452    $  10,041    $  11,522
  Portfolio turnover rate                                              103.08%       28.15%       47.02%       42.08%       36.53%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                           YEAR ENDED 7/31
                                                                    -------------------------------------------------------------
                                                                      2005          2004         2003         2002         2001
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                                  $    4.48    $    4.31    $    3.95    $    6.25    $   10.51
                                                                    =========    =========    =========    =========    =========
Investment operations:
  Net investment loss(a)                                                 (.04)        (.08)        (.07)        (.10)        (.13)
  Net realized and unrealized gain (loss)                                 .56          .25          .43        (2.20)       (4.11)
                                                                    ---------    ---------    ---------    ---------    ---------
    Total from investment operations                                      .52          .17          .36        (2.30)       (4.24)
                                                                    ---------    ---------    ---------    ---------    ---------

Distributions to shareholders from:
  Net realized gain                                                         -            -            -            -         (.02)
                                                                    ---------    ---------    ---------    ---------    ---------
    Total distributions                                                     -            -            -            -         (.02)
                                                                    ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF YEAR                                        $    5.00    $    4.48    $    4.31    $    3.95    $    6.25
                                                                    =========    =========    =========    =========    =========

Total Return(b)                                                         11.61%        3.94%        9.11%      (36.80)%     (40.44)%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses assumed                                      2.29%        2.52%        2.67%        2.63%        2.34%
  Expenses, excluding expense
    reductions and expenses assumed                                      2.49%        2.52%        2.67%        2.63%        2.35%
  Net investment loss                                                    (.90)%      (1.60)%      (1.67)%      (1.91)%      (1.69)%

                                                                                           YEAR ENDED 7/31
                                                                    -------------------------------------------------------------
SUPPLEMENTAL DATA:                                                    2005          2004         2003         2002         2001
---------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                                     $  22,867    $  16,648    $  10,550    $   5,731    $   4,598
  Portfolio turnover rate                                              103.08%       28.15%       47.02%       42.08%       36.53%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                           YEAR ENDED 7/31
                                                                    -------------------------------------------------------------
                                                                      2005          2004         2003         2002         2001
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                                  $    4.65    $    4.43    $    4.03    $    6.32    $   10.53
                                                                    =========    =========    =========    =========    =========
Investment operations:
  Net investment loss(a)                                                 (.01)        (.04)        (.03)        (.05)        (.07)
  Net realized and unrealized gain (loss)                                 .59          .26          .43        (2.24)       (4.12)
                                                                    ---------    ---------    ---------    ---------    ---------
    Total from investment operations                                      .58          .22          .40        (2.29)       (4.19)
                                                                    ---------    ---------    ---------    ---------    ---------

Distributions to shareholders from:
  Net realized gain                                                         -            -            -            -         (.02)
                                                                    ---------    ---------    ---------    ---------    ---------
    Total distributions                                                     -            -            -            -         (.02)
                                                                    ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF YEAR                                        $    5.23    $    4.65    $    4.43    $    4.03    $    6.32
                                                                    =========    =========    =========    =========    =========

Total Return(b)                                                         12.47%        4.97%        9.93%      (36.23)%     (39.83)%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses assumed                                      1.53%        1.97%+       2.12%+       2.08%        1.74%
  Expenses, excluding expense
    reductions and expenses assumed                                      1.64%        1.97%+       2.12%+       2.08%        1.75%
  Net investment loss                                                    (.17)%      (1.05)%+     (1.12)%+     (1.35)%      (1.08)%

                                                                                           YEAR ENDED 7/31
                                                                    -------------------------------------------------------------
SUPPLEMENTAL DATA:                                                    2005          2004         2003         2002         2001
---------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                                     $       1    $       1    $       1    $       -(c) $       1
  Portfolio turnover rate                                              103.08%       28.15%       47.02%       42.08%       36.53%

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)

                                                                                           YEAR ENDED 7/31
                                                                    -------------------------------------------------------------
                                                                      2005          2004         2003         2002         2001
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                                  $    4.59    $    4.35    $    4.00    $    6.31    $   10.54
                                                                    =========    =========    =========    =========    =========
Investment operations:
  Net investment income (loss)(a)                                         .01         (.01)        (.07)        (.08)        (.08)
  Net realized and unrealized gain (loss)                                 .58          .25          .42        (2.23)       (4.13)
                                                                    ---------    ---------    ---------    ---------    ---------
    Total from investment operations                                      .59          .24          .35        (2.31)       (4.21)
                                                                    ---------    ---------    ---------    ---------    ---------

Distributions to shareholders from:
  Net realized gain                                                         -            -            -            -         (.02)
                                                                    ---------    ---------    ---------    ---------    ---------
    Total distributions                                                     -            -            -            -         (.02)
                                                                    ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF YEAR                                        $    5.18    $    4.59    $    4.35    $    4.00    $    6.31
                                                                    =========    =========    =========    =========    =========

Total Return(b)                                                         12.85%        5.52%        8.75%      (36.61)%     (39.98)%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses assumed                                      1.26%        1.52%+       1.67%+       1.63%        1.29%
  Expenses, excluding expense
    reductions and expenses assumed                                      1.52%        1.52%+       1.67%+       1.63%        1.30%
  Net investment income (loss)                                            .23%        (.60)%+      (.67)%+      (.87)%       (.58)%

                                                                                           YEAR ENDED 7/31
                                                                    -------------------------------------------------------------
SUPPLEMENTAL DATA:                                                    2005          2004         2003         2002         2001
---------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                                     $   1,676    $       1    $       -(c) $       -(c) $       1
  Portfolio turnover rate                                              103.08%       28.15%       47.02%       42.08%       36.53%

  +  The ratios have been determined on a Fund basis.
(a)  Calculated using average shares outstanding during the year.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Amount represents less than $1,000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

Lord Abbett Large-Cap Growth Fund (the "Fund") is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund was organized as a Delaware Business Trust on September 29, 1999. The Fund commenced operations on December 15, 1999, and the Securities and Exchange Commission declared the Fund effective and each class of shares became available to the public on December 30, 1999.

The Fund's investment objective is to seek long-term capital growth. The Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Classes B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months (12 months if shares were purchased on or after November 1, 2004) following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e) EXPENSES-Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Classes A, B, C and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on the Fund's average daily net assets at an annual rate of .75%.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

Effective February 1, 2005, for the fiscal year ended July 31, 2005, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that each class' annual net operating expenses do not exceed the following annualized rates:

CLASS        % OF AVERAGE DAILY NET ASSETS
------------------------------------------
A                        1.50%
B                        2.15%
C                        2.15%
P                        1.60%
Y                        1.15%

12b-1 DISTRIBUTION PLANS

The Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                  CLASS A          CLASS B          CLASS C         CLASS P
------------------------------------------------------------------------------
Service                  .25%             .25%             .25%            .20%
Distribution             .10%(1)          .75%             .75%            .25%

(1) Until October 1, 2004, the Fund paid a one-time distribution fee of up to 1.00% on certain qualifying purchases of Class A shares. Effective October 1, 2004, the Distributor commenced payment of such one-time distribution fee. The amount of CDSC collected by the Fund during the year ended July 31, 2005 was $2,012.

Class Y does not have a distribution plan.

The Fund, along with certain other funds managed by Lord Abbett (together the "Underlying Funds"), have entered into a Servicing Agreement with Lord Abbett World Growth & Income Strategy Fund of Lord Abbett Investment Trust ("World Growth & Income Strategy Fund") pursuant to which each Underlying Fund pays a portion of the expenses of World Growth & Income Strategy Fund in proportion to the average daily value of the Underlying Fund shares owned by World Growth & Income Strategy Fund. Amounts paid pursuant to the Servicing Agreement are included in Subsidy Expense on the Statement of Operations. World Growth & Income Strategy Fund commenced operations on June 29, 2005.

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Fund, after concessions were paid to authorized dealers, for the year ended July 31, 2005:

DISTRIBUTOR        DEALERS'
COMMISSIONS        CONCESSIONS
------------------------------
$ 93,182           $ 504,433

One Trustee and certain of the Fund's officers have an interest in Lord Abbett.

4.   DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profits for tax purposes are reported as a tax return of capital.

As of July 31, 2005, the Fund's components of accumulated earnings (losses) on a tax-basis are as follows:

Capital loss carryforwards*            $  (64,680,660)
Temporary differences                      (4,559,341)
Unrealized gains - net                     13,790,821
-----------------------------------------------------
   Total accumulated losses - net      $  (55,449,180)
=====================================================

* As of July 31, 2005, the capital loss carryforwards along with the related expiration dates are as follows:

        2010            2011           2012           TOTAL
-----------------------------------------------------------
$ 13,487,668    $ 47,696,550    $ 3,496,442    $ 64,680,660

As of July 31, 2005, the Fund's aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost                            $ 127,162,192
-------------------------------------------------
Gross unrealized gain                  15,181,030
Gross unrealized loss                  (1,390,209)
-------------------------------------------------
   Net unrealized security gain     $  13,790,821
=================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

Permanent items identified during the year ended July 31, 2005, have been reclassified among the components of net assets based on their tax basis treatment as follows:

ACCUMULATED NET                 PAID-IN
INVESTMENT LOSS                 CAPITAL
---------------------------------------
$ 575,160                    $ (575,160)

The permanent difference is primarily due to tax net investment losses.

5.   PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the year ended July 31, 2005 are as follows:

PURCHASES           SALES
---------------------------------
$ 133,802,238       $ 125,626,936

There were no purchases or sales of U.S. Government securities for the year ended July 31, 2005.

6.   TRUSTEES' REMUNERATION

The Fund's officers and the one Trustee who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Trustees' Fees on the Statement of Operations and in Trustees' Fees Payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7.   EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.   LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. For the period August 1, 2004 through December 9, 2004, the fee for this Facility was at an annual rate of .09%. Effective December 10, 2004, the Facility was renewed at an annual rate of .08%. At July 31, 2005, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the fiscal year ended July 31, 2005.

9.   CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions, relating to portfolio transactions and calculating the Fund's NAV.

10.  INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with growth stocks. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund's assessment of a company's potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund's performance.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

11.  SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of benefical interest are as follows:

                                                     YEAR ENDED                        YEAR ENDED
                                                  JULY 31, 2005                     JULY 31, 2004
-------------------------------------------------------------------------------------------------
                                        SHARES           AMOUNT           SHARES           AMOUNT
-------------------------------------------------------------------------------------------------
CLASS A SHARES

Shares sold                          4,493,344    $  21,595,702        6,061,108    $  28,902,236
Shares reacquired                   (4,491,646)     (21,579,426)      (3,704,968)     (17,598,096)
-------------------------------------------------------------------------------------------------
Increase                                 1,698    $      16,276        2,356,140    $  11,304,140
-------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                          1,576,502    $   7,317,201        1,919,654    $   8,924,524
Shares reacquired                   (1,022,290)      (4,753,582)        (880,643)      (4,112,074)
-------------------------------------------------------------------------------------------------
Increase                               554,212    $   2,563,619        1,039,011    $   4,812,450
-------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                          2,093,393    $   9,720,231        1,981,210    $   9,203,443
Shares reacquired                   (1,238,154)      (5,757,603)        (714,804)      (3,324,462)
-------------------------------------------------------------------------------------------------
Increase                               855,239    $   3,962,628        1,266,406    $   5,878,981
-------------------------------------------------------------------------------------------------

CLASS P SHARES

Shares reacquired                           (1)   $          (6)               -    $           -
-------------------------------------------------------------------------------------------------
Decrease                                    (1)   $          (6)               -    $           -
-------------------------------------------------------------------------------------------------

CLASS Y SHARES

Shares sold                            380,623    $   1,830,612                -    $           -
Shares reacquired                      (56,951)        (270,508)               -                -
-------------------------------------------------------------------------------------------------
Increase                               323,672    $   1,560,104                -    $           -
-------------------------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF TRUSTEES AND SHAREHOLDERS,
LORD ABBETT LARGE-CAP GROWTH FUND:

We have audited the accompanying statement of assets and liabilities of Lord Abbett Large-Cap Growth Fund (the "Fund"), including the schedule of investments, as of July 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Large-Cap Growth Fund as of July 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
September 27, 2005

BASIC INFORMATION ABOUT MANAGEMENT

The Board of Trustees (the "Board") is responsible for the management of the business and affairs of the Fund in accordance with the laws of the State of Delaware. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to the Fund and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Fund's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Fund's investment adviser.

INTERESTED TRUSTEE

The following Trustee is the Managing Partner of Lord Abbett and is an "interested person" as defined in the Act. Mr. Dow is also an officer, director, or trustee of each of the fourteen Lord Abbett-sponsored funds, which consist of 53 portfolios or series.

                          CURRENT POSITION
NAME, ADDRESS AND         LENGTH OF SERVICE          PRINCIPAL OCCUPATION               OTHER
YEAR OF BIRTH                 WITH FUND             DURING PAST FIVE YEARS          DIRECTORSHIPS
------------------------------------------------------------------------------------------------------
ROBERT S. DOW           Trustee and Chairman    Managing Partner and Chief     N/A
Lord, Abbett & Co. LLC  since 1999              Investment Officer of
90 Hudson Street                                Lord Abbett since 1996.
Jersey City, NJ 07302
(1945)

                                   ----------

INDEPENDENT TRUSTEES

The following independent or outside Trustees are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 53 portfolios or series.

                          CURRENT POSITION
NAME, ADDRESS AND         LENGTH OF SERVICE          PRINCIPAL OCCUPATION               OTHER
YEAR OF BIRTH                 WITH FUND             DURING PAST FIVE YEARS          DIRECTORSHIPS
------------------------------------------------------------------------------------------------------
E. THAYER BIGELOW       Trustee since 1999      Managing General Partner,      Currently serves as
Lord, Abbett & Co. LLC                          Bigelow Media, LLC             director of Adelphia
c/o Legal Dept.                                 (since 2000); Senior Adviser,  Communications, Inc.,
90 Hudson Street                                Time Warner Inc. (1998 -       Crane Co., and Huttig
Jersey City, NJ 07302                           2000); Acting Chief            Building Products Inc.
(1941)                                          Executive Officer of
                                                Courtroom Television
                                                Network (1997 - 1998);
                                                President and Chief
                                                Executive Officer of Time
                                                Warner Cable Programming,
                                                Inc. (1991 - 1997).

WILLIAM H.T. BUSH       Trustee since 1999      Co-founder and Chairman        Currently serves as
Lord, Abbett & Co. LLC                          of the Board of the financial  director of WellPoint
c/o Legal Dept.                                 advisory firm of Bush-         Health Networks Inc.
90 Hudson Street                                O'Donnell & Company            (since 2002), and
Jersey City, NJ 07302                           (since 1986).                  Engineered Support
(1938)                                                                         Systems, Inc. (since
                                                                               2000).

                          CURRENT POSITION
NAME, ADDRESS AND         LENGTH OF SERVICE          PRINCIPAL OCCUPATION               OTHER
YEAR OF BIRTH                 WITH FUND             DURING PAST FIVE YEARS          DIRECTORSHIPS
------------------------------------------------------------------------------------------------------
ROBERT B. CALHOUN, JR.  Trustee since 1999      Managing Director of           Currently serves as
Lord, Abbett & Co. LLC                          Monitor Clipper Partners       director of Avondale,
c/o Legal Dept.                                 (since 1997) and President     Inc. and Interstate
90 Hudson Street                                of Clipper Asset               Bakeries Corp.
Jersey City, NJ 07302                           Management Corp.
(1942)                                          (since 1991), both private
                                                equity investment funds.

JULIE A. HILL           Trustee since 2004      Owner and CEO of the           Currently serves as
Lord, Abbett & Co. LLC                          Hillsdale Companies, a         director of WellPoint
c/o Legal Dept.                                 business consulting firm       Health Networks Inc.;
90 Hudson Street                                (since 1998); Founder,         Resources Connection
Jersey City, NJ 07302                           President and Owner of the     Inc.; and Holcim (US)
(1946)                                          Hiram-Hill and Hillsdale       Inc. (a subsidiary of
                                                Development Companies          Holcim Ltd.).
                                                (1998 - 2000).

FRANKLIN W. HOBBS       Trustee since 2000      Former Chief Executive         Currently serves as
Lord, Abbett & Co. LLC                          Officer of Houlihan Lokey      director of Adolph
c/o Legal Dept.                                 Howard & Zukin, an             Coors Company.
90 Hudson Street                                investment bank
Jersey City, NJ 07302                           (January 2002 - April 2003);
(1947)                                          Chairman of Warburg Dillon
                                                Read (1999 - 2001); Global
                                                Head of Corporate Finance of
                                                SBC Warburg Dillon Read (1997
                                                - 1999); Chief Executive
                                                Officer of Dillon, Read & Co.
                                                (1994 - 1997).

C. ALAN MACDONALD       Trustee since 1999      Retired - General Business     Currently serves as
Lord, Abbett & Co. LLC                          and Governance Consulting      director of H.J. Baker
c/o Legal Dept.                                 (since 1992); formerly         (since 2003).
90 Hudson Street                                President and CEO of Nestle
Jersey City, NJ 07302                           Foods.
(1933)

THOMAS J. NEFF          Trustee since 1999      Chairman of Spencer Stuart     Currently serves as
Lord, Abbett & Co. LLC                          (U.S.), an executive search    director of Ace, Ltd.
c/o Legal Dept.                                 consulting firm (since 1996);  (since 1997) and
90 Hudson Street                                President of Spencer Stuart    Hewitt Associates, Inc.
Jersey City, NJ 07302                           (1979-1996).
(1937)

                                   ----------

OFFICERS

None of the officers listed below have received compensation from the Fund. All the officers of the Fund may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

NAME AND                 CURRENT POSITION        LENGTH OF SERVICE              PRINCIPAL OCCUPATION
YEAR OF BIRTH               WITH FUND           OF CURRENT POSITION            DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------
ROBERT S. DOW           Chief Executive         Elected in 1999                Managing Partner and
(1945)                  Officer and President                                  Chief Investment
                                                                               Officer of Lord Abbett
                                                                               (since 1996).

BASIC INFORMATION ABOUT MANAGEMENT (CONCLUDED)

NAME AND                 CURRENT POSITION        LENGTH OF SERVICE              PRINCIPAL OCCUPATION
YEAR OF BIRTH               WITH FUND           OF CURRENT POSITION            DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------
BRUCE L. BARTLETT       Executive Vice          Elected in 2005                Portfolio Manager and
(1950)                  President                                              Director of Growth
                                                                               Equity, joined Lord
                                                                               Abbett in 2005; prior
                                                                               thereto Director of
                                                                               Growth Equities, Senior
                                                                               Vice President and
                                                                               Portfolio Manager at
                                                                               Oppenheimer Funds Inc.

TRACIE E. AHERN         Vice President          Elected in 1999                Partner and Director of
(1968)                                                                         Portfolio Accounting
                                                                               and Operations, joined
                                                                               Lord Abbett in 1999.

JAMES BERNAICHE         Chief Compliance        Elected in 2004                Chief Compliance
(1956)                  Officer                                                Officer, joined Lord
                                                                               Abbett in 2001;
                                                                               formerly Vice President
                                                                               and Chief Compliance
                                                                               Officer with Credit
                                                                               Suisse Asset Management
                                                                               LLC.

JOAN A. BINSTOCK        Chief Financial         Elected in 1999                Partner and Chief
(1954)                  Officer and Vice                                       Operations Officer,
                        President                                              joined Lord Abbett in
                                                                               1999.

DANIEL E. CARPER        Vice President          Elected in 1999;               Partner, joined Lord
(1952)                                          Retiring as of                 Abbett in 1979.
                                                9/30/2005

PAUL A. HILSTAD         Vice President and      Elected in 1999;               Partner and General
(1942)                  Secretary               Retiring as of                 Counsel, joined Lord
                                                9/30/2005                      Abbett in 1995.

LAWRENCE H. KAPLAN      Vice President and      Elected in 1999                Partner and Deputy
(1957)                  Assistant Secretary                                    General Counsel, joined
                                                                               Lord Abbett in 1997.

A. EDWARD OBERHAUS, III Vice President          Elected in 1999                Partner and Manager of
(1959)                                                                         Equity Trading, joined
                                                                               Lord Abbett in 1983.

ROBERT G. MORRIS        Vice President          Elected in 1999                Partner and Director of
(1944)                                                                         Equity Investments,
                                                                               joined Lord Abbett in
                                                                               1991.

CHRISTINA T. SIMMONS    Vice President and      Elected in 2000                Assistant General
(1957)                  Assistant Secretary                                    Counsel, joined Lord
                                                                               Abbett in 1999.

ROSELIA ST. LOUIS       Vice President          Elected in 2000                Investment Manager,
(1967)                                                                         joined Lord Abbett in
                                                                               2000.

BERNARD J. GRZELAK      Treasurer               Elected in 2003                Director of Fund
(1971)                                                                         Administration, joined
                                                                               Lord Abbett in 2003;
                                                                               formerly Vice
                                                                               President, Lazard Asset
                                                                               Management LLC
                                                                               (2000-2003); prior
                                                                               thereto Manager of
                                                                               Deloitte & Touche LLP.

Please call 888-522-2388 for a copy of the Statement of Additional Information
(SAI), which contains further information about the Fund's Trustees. It is available free upon request.

APPROVAL OF ADVISORY CONTRACTS

At a meeting on December 9, 2004, the Board of Trustees of the Fund, including all Trustees who are not interested persons of the Fund (the "Board"), considered whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration.

The materials received by the Board as to the Fund included, but were not limited to, (1) information provided by Lipper Analytical Services, Inc. regarding the investment performance of the Fund compared to the investment performance of a group of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ending September 30, 2004, (2) information on the effective management fee rates and expense ratios for funds with similar objectives and similar size (the "peer group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted that the performance of the Class A shares of the Fund ranked in the fifth quintile of its performance universe and below that of the Lipper Large-Cap Growth Index in each period.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of the Fund's investment objective and discipline. Among other things, they considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board also considered that Lord Abbett was in the process of hiring additional senior personnel to provide investment management services to the Fund.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratios of the class and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the contractual management and administrative services fees were approximately ten basis points below the median of the peer group, and the actual management and administrative services fees were approximately the same as the median of the peer group. The Board noted that the total expense ratio of Class A was approximately thirty-one basis points above the median of the peer group, the total expense ratios of Classes B and C were approximately eight basis points above the median, the total expense ratio of Class P was approximately seventy-seven basis points above the median, and the total expense ratio of Class Y was approximately fifty-two basis points above the median. The Board also noted that the Fund had a relatively high level of transfer agent and shareholder servicing costs, and noted that the Audit Committee had examined those costs earlier in the year and concluded that they were due to the relatively small average account size of the Fund. The Board noted that Lord Abbett proposed to implement a total expense cap for the Fund that would reduce the total expense ratio of Class A to 1.60%, the total expense ratios of Classes B and C to 2.25%, the total expense ratio of Class P to 1.70%, and the total expense ratio of Class Y to 1.25%.

The Board conducted additional discussions with Lord Abbett regarding the expense levels of the Fund and the Fund's historical performance. Following those discussions, Lord Abbett agreed to implement a total expense cap for the Fund that would reduce the total expense ratios further, reducing the total expense ratio of Class A to 1.50%, the total expense ratios of Classes B and C to 2.15%, the total expense ratio of Class P to 1.60%, and the total expense ratio of Class Y to 1.15%.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

HOUSEHOLDING

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES AND RECORD

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted the Fund's proxies during the 12-month period ended June 30, 2005, are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; or (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings will be available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

[LORD ABBETT(R) LOGO]


  This report when not used for the general
information of shareholders of the Fund, is to
be distributed only if preceded or accompanied
        by a current Fund Prospectus.
                                                   Lord Abbett Large-Cap Growth Fund
Lord Abbett Mutual Fund shares are distributed by                                                     LALCG-2-0705
           LORD ABBETT DISTRIBUTOR LLC                                                                     (09/05)

ITEM 2:         CODE OF ETHICS.

         (a) In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant ("Code of Ethics"). The Code of Ethics was in effect during the fiscal year ended July 31, 2005 (the "Period").

         (b)    Not applicable.

         (c) The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

         (d) The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

         (e)    Not applicable.

         (f) See Item 11(a) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 800-821-5129.

ITEM 3:         AUDIT COMMITTEE FINANCIAL EXPERT.

                The Registrant's Board of Trustees has determined that each of the following independent Trustees who are members of the audit committee are audit committee financial experts: E. Thayer Bigelow, Robert B. Calhoun, and Franklin W. Hobbs. Each of these persons is independent within the meaning of the Form N-CSR.

ITEM 4:         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended July 31, 2005 and 2004 by the Registrant's principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, "Deloitte") were as follows:

                                                         FISCAL YEAR ENDED:
                                                       2005             2004


     Audit Fees {a}                                 $ 36,000         $ 34,000
     Audit-Related Fees {b}                               20               20
                                              -------------------------------
     Total audit and audit-related fees               36,020           34,020
                                              -------------------------------

     Tax Fees {c}                                      6,818            6,576
     All Other Fees {d}                                  -0-               31
                                              -------------------------------

         Total Fees                                 $ 42,838         $ 40,627
                                              -------------------------------

--------------

         {a} Consists of fees for audits of the Registrant's annual financial statements.

         {b} Consists of the Registrant's proportionate share of fees for performing certain agreed-upon procedures regarding compliance with the provisions of Rule 17a-7 of the Investment Company Act of 1940 and related Board approved procedures.

         {c} Fees for the fiscal year ended July 31, 2005 and 2004 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

         {d} Fees for the fiscal year ended July 31, 2004 consist of the Registrant's proportionate share of fees for testing of Anti-Money Laundering Compliance.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant's Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

            - any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
            - any audit-related, tax, and other services to be provided to the Registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor's independence.

         The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant's Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as "All Other Fees".

    The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant's investment adviser, Lord, Abbett & Co. LLC ("Lord Abbett"), for the fiscal years ended July 31, 2005 and 2004 were:

                                                 FISCAL YEAR ENDED:
                                          2005                      2004
     All Other Fees {a}             $ 165,650                    $ 81,900

--------------

         {a} Consist of fees for Independent Services Auditors' Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett's Asset Management Services ("SAS 70 Report").

    The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett (i.e., Lord Abbett Distributor LLC, the Registrant's principal underwriter) for the fiscal years ended July 31, 2005 and 2004 were:

                                                 FISCAL YEAR ENDED:
                                          2005                       2004
      All Other Fees {b}             $ - 0 -                    $ 11,378


--------------

         {b} Fees for the fiscal year ended July 31, 2004 represent fees for testing of Anti-Money Laundering Compliance.

(h) The Registrant's Audit Committee has considered the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte's independence.


ITEM 5:         AUDIT COMMITTEE OF LISTED REGISTRANTS.

                Not applicable.

ITEM 6:         SCHEDULE OF INVESTMENTS.

                Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8:         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
                COMPANIES.

                Not applicable.

ITEM 9: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10:        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

                Not applicable.

ITEM 11:        CONTROLS AND PROCEDURES.

         (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

         (b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12:        EXHIBITS.

         (a)(1) Amendments to Code of Ethics - Not applicable.

         (a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

         (a)(3) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                  LORD ABBETT LARGE-CAP GROWTH FUND


                                  /s/ Robert S. Dow
                                  -----------------
                                  Robert S. Dow
                                  Chief Executive Officer,
                                  Chairman and President


                                  /s/ Joan A. Binstock
                                  --------------------
                                  Joan A. Binstock
                                  Chief Financial Officer and Vice President


Date: September 23, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


                                  LORD ABBETT LARGE-CAP GROWTH FUND


                                  /s/ Robert S. Dow
                                  -----------------
                                  Robert S. Dow
                                  Chief Executive Officer,
                                  Chairman and President


                                  /s/ Joan A. Binstock
                                  --------------------
                                  Joan A. Binstock
                                  Chief Financial Officer and Vice President


Date: September 23, 2005